SCHEDULE OF INVESTMENTS

Delaware Ivy Government Securities Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations - 7.9%
Federal Farm Credit Bank:
3.560%, 10-6-32	$5,000	$5,980
3.460%, 2-22-33	3,500	4,159
1.800%, 9-10-40	5,000	4,705
Federal Home Loan Bank, 1.550%, 8-24-35	3,750	3,554
Tennessee Valley Authority, 2.875%, 2-1-27	2,500	2,748
U.S. Department of Transportation, 6.001%, 12-7-21(A)	8,000	8,255
U.S. International Development Finance Corp. (GTD by U.S. Government), 5.142%, 12-15-23	387	412
		29,813

Mortgage-Backed Obligations - 42.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.790%, 6-25-22	7,250	7,391
2.615%, 1-25-23	5,555	5,748
5.000%, 5-15-23	197	203
3.136%, 10-25-24	1,000	1,070
0.968%, 1-25-26(B)	59,338	2,190
2.896%, 4-25-26	813	859
0.176%, 11-25-26(B)	123,616	1,177
0.432%, 8-25-27(B)	66,496	1,651
3.281%, 8-25-27	5,460	6,087
0.093%, 10-25-27(B)	44,530	341
0.368%, 12-25-27(B)	68,933	1,526
3.600%, 1-25-28	2,872	3,273
3.900%, 4-25-28	4,000	4,635
3.000%, 10-15-36	278	279
4.000%, 5-15-44	1,946	1,995
3.000%, 6-15-45	2,761	2,921
3.000%, 10-15-45	846	870
3.000%, 11-15-45	2,431	2,513
3.000%, 4-15-46	1,514	1,617
2.500%, 7-25-49	1,328	1,383
2.000%, 8-25-49	3,217	3,284
1.000%, 10-25-50	1,957	1,884
1.500%, 4-25-51	4,197	4,198
3.000%, 4-15-53	949	954
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.329%, 5-25-25(C)	2,444	2,661
3.284%, 6-25-25(C)	3,890	4,236
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.000%, 10-1-44	930	1,018
3.500%, 7-1-49	2,155	2,308
3.500%, 10-1-49	1,902	2,003
3.000%, 11-1-49	7,062	7,496
3.000%, 12-1-49	6,727	7,110
3.000%, 1-1-50	2,876	3,049
3.000%, 2-1-50	2,547	2,698
1.500%, 1-25-51	4,799	4,808

Federal National Mortgage Association Agency REMIC/CMO:
2.715%, 2-25-22	1,335	1,343
2.390%, 6-1-25	3,260	3,375
3.360%, 7-1-25	2,411	2,624
2.488%, 5-25-26	2,000	2,127
3.500%, 4-25-37	220	222
2.500%, 5-25-45	3,061	3,207
Federal National Mortgage Association Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
2.369%, 7-25-26(C)	5,675	5,969
3.047%, 3-25-28(C)	1,730	1,860
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.759%, 4-1-22	4,965	4,999
2.000%, 10-1-27	861	892
3.400%, 6-1-31	3,000	3,351
4.000%, 12-1-31	745	811
4.000%, 12-1-32	1,381	1,479
5.500%, 12-1-34	267	309
6.000%, 4-1-39	111	125
3.500%, 4-25-43	1,511	1,532
4.500%, 2-1-44	1,653	1,844
3.000%, 2-25-46	3,060	3,160
4.500%, 2-1-48	1,504	1,665
3.500%, 5-1-49	1,454	1,544
3.000%, 8-1-49	2,636	2,753
3.500%, 8-1-49	2,157	2,289
3.000%, 9-1-49	2,333	2,440
3.000%, 10-1-49	1,113	1,163
3.000%, 1-1-50	2,647	2,778
3.500%, 2-1-50	3,014	3,221
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3-16-42	4,619	4,763
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 5.000%, 4-20-34	1,407	1,556
		158,837

Non-Agency REMIC/CMO - 0.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 0.290%, 11-25-27(B)	19,231	330

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 50.3%		$188,980
(Cost: $185,659)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 47.6%
U.S. Treasury Bonds:
1.125%, 5-15-40	6,000	5,181
1.125%, 8-15-40	3,000	2,582
1.375%, 11-15-40	12,000	10,784
2.750%, 8-15-42	2,500	2,818
2.500%, 2-15-45	500	541
2.250%, 8-15-49	4,550	4,715
2.000%, 2-15-50	4,000	3,931
1.375%, 8-15-50	7,760	6,544
1.875%, 2-15-51	4,000	3,819
U.S. Treasury Notes:
2.000%, 10-31-22	2,000	2,050
1.625%, 11-15-22	9,375	9,565
2.000%, 11-30-22	1,000	1,026
2.750%, 7-31-23	7,500	7,889
0.125%, 8-15-23	8,000	7,977
2.625%, 12-31-23	8,150	8,612
2.125%, 2-29-24	2,000	2,093
2.000%, 4-30-24	10,000	10,446
2.125%, 7-31-24	17,500	18,384
1.875%, 8-31-24	4,000	4,173
1.500%, 9-30-24	2,575	2,657
2.125%, 5-15-25	10,000	10,562
2.000%, 8-15-25	4,000	4,210
0.250%, 8-31-25	5,000	4,901
1.625%, 2-15-26	5,000	5,184
0.750%, 3-31-26	4,000	3,983
2.250%, 2-15-27	2,000	2,138
2.375%, 5-15-27	1,000	1,077
2.250%, 8-15-27	500	535
0.500%, 8-31-27	5,000	4,823
1.125%, 2-29-28	4,000	3,989
1.250%, 3-31-28	5,200	5,221
1.250%, 4-30-28	2,500	2,508
2.875%, 5-15-28	2,000	2,222
1.750%, 11-15-29	1,050	1,084
1.500%, 2-15-30	1,000	1,010
0.625%, 8-15-30	3,000	2,795
1.125%, 2-15-31(D)	7,000	6,797
		178,826

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 47.6%		$178,826
(Cost: $176,210)

SHORT-TERM SECURITIES	Shares

Money Market Funds(E) - 1.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	6,949	6,949

TOTAL SHORT-TERM SECURITIES – 1.8%		$6,949
(Cost: $6,949)

TOTAL INVESTMENT SECURITIES – 99.7%		$374,755
(Cost: $368,818)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,081

NET ASSETS – 100.0%		$375,836

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $8,255 or 2.2% of net assets.

(B)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	All or a portion of securities with an aggregate value of $6,743 are on loan.

(E)	Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$188,980	$—
United States Government Obligations	—	178,826	—
Short-Term Securities	6,949	—	—
Total	$6,949	$367,806	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$368,818

Gross unrealized appreciation	9,536

Gross unrealized depreciation	(3,599)
Net unrealized appreciation	$5,937